Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) as of December 31, 2012, 2011 and 2010, is as follows:

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2009	$(3,013.5)	$(629.9)	$(2,383.6)
Change during period	85.2	25.7	59.5

Balance at December 31, 2010	(2,928.3)	(604.2)	(2,324.1)
Change during period	(772.6)	(44.9)	(727.7)

Balance at December 31, 2011	(3,700.9)	(649.1)	(3,051.8)
Change during period	(432.7)	14.8	(447.5)

Balance at December 31, 2012	$(4,133.6)	$(634.3)	$(3,499.3)

Changes In Preferred Stock, Common Stock And Treasury Stock

The following table summarizes the changes in preferred stock, common stock and treasury stock during the three years ended December 31, 2012:

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2009	–	42.5	.2
Stock-based compensation	–	.4	.1

Balance at December 31, 2010	–	42.9	.3
Stock-based compensation	–	.9	–
Sale of preferred stock	2.6	–	–

Balance at December 31, 2011	2.6	43.8	.3
Stock-based compensation	–	.5	.1

Balance at December 31, 2012	2.6	44.3	.4